SUPPLEMENT DATED JANUARY 22, 2019

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

For all existing and prospective shareholders of Matthews Japan Fund – Investor Class (MJFOX):

1. Effective immediately, Taizo Ishida, previously a Co-Manager of the Matthews Japan Fund, acts as the sole Lead Manager of the Matthews Japan Fund, and Shuntaro Takeuchi is added as a Co-Manager of the Matthews Japan Fund.

Accordingly, effective immediately, the following information replaces, in its entirety, the information under “Portfolio Managers” on page 50:

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Japan Fund since 2006.

Co-Manager: Shuntaro Takeuchi has been a Portfolio Manager of the Matthews Japan Fund since 2019.

Effective immediately, the following information replaces, in its entirety, the information with respect to Taizo Ishida on page 96 under “Management of the Funds – Portfolio Managers”:

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews and manages the firm’s Asia Growth, Emerging Asia and Japan Strategies. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007, of the Matthews Emerging Asia Fund since its inception in 2013 and of the Matthews Japan Fund since 2006.	Lead Manager Matthews Asia Growth Fund Matthews Emerging Asia Fund Matthews Japan Fund

Effective immediately, the following information with respect to Shuntaro Takeuchi is added to page 97 under “Management of the Funds – Portfolio Managers” immediately following the information with respect to Lydia So:

SHUNTARO TAKEUCHI
Shuntaro Takeuchi is a Portfolio Manager at Matthews and co-manages the firm’s Japan Strategy. Prior to joining the firm in 2016 as a Senior Research Analyst, he was an Executive Director for Japan Equity Sales at UBS Securities LLC in New York. Beginning in 2003, he worked on both Japanese Equity and International Equity Sales at UBS Japan Securities, based in Tokyo, and held the position of Special Situations Analyst from 2006 to 2008, and Head of International Equity Sales from 2009 to 2013. Before that, he worked at Merrill Lynch Japan from 2001 to 2003, in U.S. Equity Sales. Shuntaro received a B.A. in Commerce and Management from Hitotsubashi University in Tokyo. He is fluent in Japanese. Shuntaro has been a Portfolio Manager of the Matthews Japan Fund since 2019.	Co-Manager Matthews Japan Fund

Effective immediately, all references to Kenichi Amaki in respect of the Matthews Japan Fund are hereby removed.

2. The Matthews Japan Fund will resume accepting orders to purchase shares from new investors effective January 22, 2019.

Effective as of January 22, 2019, all references in the Prospectus to the Matthews Japan Fund being closed to new investors (including page 48 of the Prospectus) or investing in or exchanging shares into a closed fund, and the information under the caption “Who Can Invest in a Closed Fund?” (page 102 of the Prospectus) are hereby removed in their entirety.

Please refer to pages 99-101 of the Prospectus for information on how to purchase shares of the Matthews Japan Fund.

Please retain this Supplement with your records.

SUPPLEMENT DATED JANUARY 22, 2019

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

For all existing and prospective shareholders of Matthews China Small Companies Fund – Investor Class (MCSMX):

Effective immediately, Tiffany Hsiao, CFA, the Lead Manager of the Matthews China Small Companies Fund, will act as the sole portfolio manager for this Fund, and there is no Co-Manager.

Effective immediately, all references to Kenichi Amaki in respect of the Matthews China Small Companies Fund are hereby removed.

Please retain this Supplement with your records.

Matthews Asia Funds  |  Prospectus

April 30, 2018  |  matthewsasia.com

INVESTOR CLASS SHARES

Matthews Asian Growth and Income Fund (MACSX)

Matthews Asia Dividend Fund (MAPIX)

Matthews China Dividend Fund (MCDFX)

Matthews Asia Value Fund (MAVRX)

Matthews Asia Focus Fund (MAFSX)

Matthews Asia Growth Fund (MPACX)

Matthews Pacific Tiger Fund (MAPTX)

Matthews Asia ESG Fund (MASGX)

Matthews Emerging Asia Fund (MEASX)

Matthews Asia Innovators Fund (MATFX)

Matthews China Fund (MCHFX)

Matthews India Fund (MINDX)

Matthews Japan Fund (MJFOX)

Matthews Korea Fund (MAKOX)

Matthews Asia Small Companies Fund (MSMLX)

Matthews China Small Companies Fund (MCSMX)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds

matthewsasia.com

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asian Growth and Income Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.41%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.07%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $109	Three years: $340	Five years: $590	Ten years: $1,306

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country

MATTHEWS ASIAN GROWTH AND INCOME FUND	1

in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

2	matthewsasia.com | 800.789.ASIA

Dividend-Paying Securities: The Fund may invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Interest Rate Risk: Fixed-income securities may decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise.

High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities typically entail greater potential price volatility and are considered predominantly speculative. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIAN GROWTH AND INCOME FUND	3

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (9/12/94 Fund) (8/31/94 Index)
Matthews Asian Growth and Income Fund
Return before taxes	21.85%	4.20%	4.78%	9.56%
Return after taxes on distributions[1]	20.43%	2.78%	3.52%	7.61%
Return after taxes on distributions and sale of Fund shares[1]	13.08%	3.00%	3.63%	7.35%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.26%	4.11%	5.01%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2009.

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

4	matthewsasia.com | 800.789.ASIA

Matthews Asia Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.37%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.03%
Fee Waiver and Expense Reimbursement[1]		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.02%

1

Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the fee waiver for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $104	Three years: $327	Five years: $568	Ten years: $1,259

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in Asia. The Fund may also invest in convertible debt and equity securities of any maturity and in those that are unrated, or would be below investment grade if

MATTHEWS ASIA DIVIDEND FUND	5

rated, of companies located in Asia. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also

6	matthewsasia.com | 800.789.ASIA

involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIA DIVIDEND FUND	7

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (10/31/06)
Matthews Asia Dividend Fund
Return before taxes	34.69%	10.07%	9.03%	10.41%
Return after taxes on distributions[1]	32.85%	9.21%	8.20%	9.49%
Return after taxes on distributions and sale of Fund shares[1]	20.99%	7.85%	7.21%	8.41%
MSCI All Country Asia Pacific Index
(reflects no deduction for fees, expenses or taxes)	32.04%	8.98%	3.75%	5.21%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011.

Co-Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2013.

Co-Manager: Vivek Tanneeru has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2014.

Co-Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

8	matthewsasia.com | 800.789.ASIA

Matthews China Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.53%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.19%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $121	Three years: $378	Five years: $654	Ten years: $1,443

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China. The Fund may also invest in convertible debt and equity securities of any maturity and in those that are unrated, or would be below investment grade if rated, of companies located in China. China also includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of

MATTHEWS CHINA DIVIDEND FUND	9

that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of small or medium size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”)

10	matthewsasia.com | 800.789.ASIA

and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The

Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS CHINA DIVIDEND FUND	11

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (11/30/09)
Matthews China Dividend Fund
Return before taxes	37.69%	12.77%	11.93%
Return after taxes on distributions[1]	33.49%	11.16%	10.59%
Return after taxes on distributions and sale of Fund shares[1]	22.45%	9.65%	9.28%
MSCI China Index
(reflects no deduction for fees, expenses or taxes)	54.33%	10.16%	6.94%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2014.

Co-Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2012.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

12	matthewsasia.com | 800.789.ASIA

Matthews Asia Value Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.66%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.32%
Fee Waiver and Expenses Reimbursement[1]		(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $646	Five years: $1,166	Ten years: $2,593

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

MATTHEWS ASIA VALUE FUND	13

Principal Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in common stock, preferred stock and other equity securities, and convertible securities of any maturity and in those that are unrated, or would be below investment grade if rated, of companies located in Asia. Asia consists of all countries and markets in Asia and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

Matthews is a fundamental investor and will seek to construct a diversified portfolio of securities of undervalued companies from the Asian region. The Fund will seek to invest in Asian companies that Matthews believes are high quality, undervalued companies that have strong balance sheets, are focused on their shareholders, and are well-positioned to take advantage of Asia’s economic and financial evolution. The Fund attempts to offer investors a relatively stable means of participating in the economic prospects of the Asian region. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Matthews’ value investment process focuses on a company’s intrinsic value. Matthews seeks out companies whose share price trades at a substantial discount to its estimate of the company’s intrinsic value. Intrinsic value includes both tangible and intangible, and quantitative and qualitative factors such as: a sound balance sheet, competitive market position, strong management, and favorable shareholder orientation. Investing in a company with a sound balance sheet (without excessive leverage) helps to reduce the risk of reliance on external sources of capital and gives management the ability to build value opportunistically. Matthews also seeks out companies with a competitive position in their industry and region. Matthews seeks out companies with strong management that includes good corporate governance, a clear business strategy, integrity, and a demonstrated capacity for adaptability. Matthews also focuses on companies with a history of generating high incremental returns on capital. Matthews seeks companies whose management has built value for shareholders and has a good capital allocation track record.

Matthews seeks to create an investable universe of value companies that it believes trade at market values with discounts to their intrinsic value, have strong financial and market positions, have strong management and are oriented to creating value for their shareholders. Matthews assesses companies within this universe according to each of these factors. Generally, Matthews will establish larger positions in companies trading at a greater discount to Matthews’ estimate of their intrinsic value (taking into account other concerns such as diversification, risk management and liquidity). The Fund may sell positions as their market price approaches their intrinsic value, when more attractive alternatives are identified, or Matthews believes that corporate governance issues may have developed.

Although Matthews generally believes that investors benefit in the long term when their assets are fully invested, Matthews also believes that some types of funds that employ a value investing approach, such as the Fund, may benefit from holding cash under certain market conditions (e.g., when Matthews considers equity markets to be overvalued) so that the Fund could deploy capital during market downturns. As a result, the Fund may, subject to other requirements and limitations, hold up to 15% or more of its net assets in cash or cash equivalent investments.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset

14	matthewsasia.com | 800.789.ASIA

deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Value Stock Risk: Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible securities of any maturity and in those that are unrated or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with Smaller Size Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Cash Level: This Fund may from time to time maintain up to 15% or more of its net assets in cash and cash equivalents that would not meet the Fund’s investment objective, especially in rising equity markets.

MATTHEWS ASIA VALUE FUND	15

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 Year	Since Inception (11/30/15)
Matthews Asia Value Fund
Return before taxes	36.12%	19.22%
Return after taxes on distributions[1]	33.44%	16.76%
Return after taxes on distributions and sale of Fund shares[1]	20.91%	13.88%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	21.32%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Beini Zhou, CFA, has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015.

Co-Manager: Michael B. Han, CFA, has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

16	matthewsasia.com | 800.789.ASIA

Matthews Asia Focus Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.79%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.45%
Fee Waiver and Expense Reimbursement[1]		(0.95%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $673	Five years: $1,220	Ten years: $2,714

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

MATTHEWS ASIA FOCUS FUND	17

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Focus Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan but including all other developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on fundamental characteristics. Companies in which the Fund invests typically possess, in the portfolio managers’ judgment, such attributes as a high quality management team, strong corporate governance standards, sustainable return on capital over an extended period, strong free cash flow generation and an attractive valuation in relation to growth prospects and intrinsic value. Although the Fund is unconstrained by sector, geographic area or market capitalization, companies in which the Fund invests are typically expected to be medium capitalization companies or large capitalization companies. The Fund is currently expected to hold stocks of between 25 and 35 companies under normal market conditions.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the

Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This

18	matthewsasia.com | 800.789.ASIA

volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Focused Investment Risk: The Fund is a focused fund and is currently expected to hold stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund.

In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIA FOCUS FUND	19

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 Year	Since Inception (4/30/13)
Matthews Asia Focus Fund
Return before taxes	36.98%	5.48%
Return after taxes on distributions[1]	36.72%	5.25%
Return after taxes on distributions and sale of Fund shares[1]	21.24%	4.27%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.55%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asia Focus Fund since its inception in 2013.

Co-Manager: S. Joyce Li, CFA, has been a Portfolio Manager of the Matthews Asia Focus Fund since 2017.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

20	matthewsasia.com | 800.789.ASIA

Matthews Asia Growth Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.46%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.12%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $114	Three years: $356	Five years: $617	Ten years: $1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia. The Fund may also invest in convertible securities, of any duration or quality, of Asian companies. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that

MATTHEWS ASIA GROWTH FUND	21

country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in

22	matthewsasia.com | 800.789.ASIA

convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds in higher-grade securities.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (10/31/03)
Matthews Asia Growth Fund
Return before taxes	39.39%	11.23%	7.21%	10.19%
Return after taxes on distributions[1]	36.92%	10.55%	6.68%	9.69%
Return after taxes on distributions and sale of Fund shares[1]	23.97%	8.81%	5.72%	8.59%
MSCI All Country Asia Pacific Index
(reflects no deduction for fees, expenses or taxes)	32.04%	8.98%	3.75%	7.99%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS ASIA GROWTH FUND	23

Matthews Pacific Tiger Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.42%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.08%
Fee Waiver and Expense Reimbursement[1]		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.06%

1

Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the fee waiver for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $108	Three years: $341	Five years: $594	Ten years: $1,315

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the

24	matthewsasia.com | 800.789.ASIA

Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS PACIFIC TIGER FUND	25

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (9/12/94 Fund) (8/31/94 Index)
Matthews Pacific Tiger Fund
Return before taxes	39.96%	9.83%	7.07%	9.32%
Return after taxes on distributions[1]	39.56%	8.81%	6.20%	8.50%
Return after taxes on distributions and sale of Fund shares[1]	22.98%	7.60%	5.55%	7.84%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.26%	4.11%	5.01%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

26	matthewsasia.com | 800.789.ASIA

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2008.

Co-Manager: Rahul Gupta has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS PACIFIC TIGER FUND	27

Matthews Asia ESG Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.99%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.65%
Fee Waiver and Expense Reimbursement[1]		(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $714	Five years: $1,302	Ten years: $2,898

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

28	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Asia ESG Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies of any market capitalization located in Asia that Matthews believes satisfy one or more of its environmental, social and governance (“ESG”) standards. The Fund may also invest in convertible securities and fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of Asian companies. Asia consists of all countries and markets in Asia and includes developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund’s primary focus is long-term capital appreciation. In achieving this objective, the Fund seeks to invest in companies that Matthews believes to be undervalued but of high quality and run by management teams with good operating and governance track records. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. In addition, the Fund seeks to invest in those Asian companies that have the potential to profit from the long-term opportunities presented by global environmental and social challenges as well as those Asian companies that proactively manage long-term risks presented by these challenges.

In addition to traditional financial data, the stock selection process takes into consideration ESG factors that the portfolio managers believe help identify companies with superior business models. There are no universally agreed upon objective standards for assessing ESG factors for companies. Rather, these factors tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. ESG factors can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors. For these reasons, ESG standards may be aspirational and tend to be stated broadly and applied flexibly. In addition, investors and others may disagree as to whether a certain company satisfies ESG standards given the absence of generally accepted criteria. In implementing its ESG strategy, the Fund evaluates potential investments primarily based on the following factors: sustainable environmental practices, responsible resource management and energy efficiency; policies regarding social responsibility, employee welfare, diversity and inclusion; and sound governance practices that align the interests of shareholders and management and emphasize a commitment to ESG integration. Businesses that meet one or more of the Fund’s ESG standards are generally businesses that currently engage in practices that have the effect of, or in the opinion of Matthews, have the potential of, making human or business activity less destructive to the environment or businesses that promote positive social and economic developments. There can be no guarantee that a company that Matthews believes meets one or more of the Fund’s ESG standards will actually conduct its affairs in a manner that is less destructive to the environment, or that promotes positive social and economic developments. The Fund intends to engage its portfolio companies on ESG matters through active dialogue and proxy voting and by encouraging enhanced ESG disclosure.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be

MATTHEWS ASIA ESG FUND	29

adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Responsible Investing Risk: The Fund’s consideration of ESG factors in making its investment decisions may affect the Fund’s exposure to certain issuers, industries, sectors, regions or countries and may impact the Fund’s relative investment performance—positively or negatively—depending on whether such investments are in or out of favor in the market.

Although an investment by the Fund in a company may satisfy one or more ESG standards in the view of the portfolio managers, that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds in higher-grade securities.

Interest Rate Risk: Fixed-income securities may decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise.

High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities typically entail greater potential price volatility and are considered predominantly speculative. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

30	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (04/30/15)
Matthews Asia ESG Fund
Return before taxes	33.79%	7.82%
Return after taxes on distributions[1]	32.21%	7.20%
Return after taxes on distributions and sale of Fund shares[1]	19.64%	5.91%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	7.62%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Vivek Tanneeru has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS ASIA ESG FUND	31

Matthews Emerging Asia Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.70%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.70%
Fee Waiver and Expense Reimbursement[1]		(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.48%

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $151	Three years: $514	Five years: $902	Ten years: $1,990

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

32	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Emerging Asia Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in convertible securities, of any duration or quality, of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

Under normal market conditions, the Fund is expected to invest a substantial portion of its net assets in the emerging countries and markets in the Asian region, including, but not limited to, Bangladesh, Cambodia, China (including Taiwan, but excluding Hong Kong), India, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Thailand and Vietnam (“Emerging Asian Countries”). The list of Emerging Asian Countries may change from time to time. The Fund may invest in companies of any market capitalization, including micro-cap companies.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the

MATTHEWS EMERGING ASIA FUND	33

level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies: Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even greater for micro-cap companies.

34	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	Since Inception (04/30/13)
Matthews Emerging Asia Fund
Return before taxes	18.42%	10.67%
Return after taxes on distributions[1]	18.38%	10.99%
Return after taxes on distributions and sale of Fund shares[1]	10.71%	8.97%
MSCI Emerging Markets Asia Index
(reflects no deduction for fees, expenses or taxes)	43.27%	8.84%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.

Lead Manager: Robert Harvey, CFA, has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS EMERGING ASIA FUND	35

Matthews Asia Innovators Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.58%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.24%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $126	Three years: $393	Five years: $681	Ten years: $1,500

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Innovators Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that Matthews believes are innovators in their products, services, processes, business models, management, use of technology, or approach to creating, expanding or servicing their markets. Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity

36	matthewsasia.com | 800.789.ASIA

or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

It is important to note that there are no universally agreed upon objective standards for assessing innovators. Innovative companies can be both old and new companies. Innovative companies can exist in any industries, old and new, and in any countries, emerging or developed. Companies perceived as innovators in one country or one industry might not be perceived as innovators in another country or another industry. For these reasons, the term innovators may be aspirational and tend to be stated broadly and applied flexibly.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any size, including smaller size companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

The Fund has a fundamental policy to invest at least 25% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these industries. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions, and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

Concentration Risk: By focusing on a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

MATTHEWS ASIA INNOVATORS FUND	37

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Investing in Innovative Companies: The standards for assessing innovative companies tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The definition of innovators can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain

(and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

38	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (12/27/99 Fund) (12/31/99 Index)
Matthews Asia Innovators Fund
Return before taxes	52.88%	16.55%	7.46%	4.28%
Return after taxes on distributions[1]	49.91%	14.77%	6.68%	3.73%
Return after taxes on distributions and sale of Fund shares[1]	32.19%	13.08%	5.97%	3.35%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	42.08%	8.26%	4.11%	7.07%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael J. Oh, CFA, has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2006.

Co-Manager: Sunil Asnani has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2018.

Co-Manager: Tiffany Hsiao, CFA, has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS ASIA INNOVATORS FUND	39

Matthews China Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.43%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.09%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $111	Three years: $347	Five years: $601	Ten years: $1,329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China. China includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project

40	matthewsasia.com | 800.789.ASIA

with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the financial services sector and the science and technology sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Financial Services Sector Risk: The Fund may invest a significant portion of its assets in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a

MATTHEWS CHINA FUND	41

significant portion of the Fund’s investments may lose value during those periods.

Science and Technology: As a Fund that may invest a significant portion of its assets in science and technology companies, the Fund is subject to the risks associated with these industries. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related industries and to factors that affect these industries, relative to a fund that invests only limited amounts in these industries.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

42	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (2/19/98 Fund) (2/28/98 Index)
Matthews China Fund
Return before taxes	59.37%	9.59%	4.22%	10.66%
Return after taxes on distributions[1]	53.92%	6.97%	2.28%	9.28%
Return after taxes on distributions and sale of Fund shares[1]	34.73%	6.80%	2.82%	8.80%
MSCI China Index
(reflects no deduction for fees, expenses or taxes)	54.33%	10.16%	3.19%	5.27%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews China Fund since 2015.

Co-Manager: Henry Zhang, CFA, has been a Portfolio Manager of the Matthews China Fund since 2010.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews China Fund since 2014.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS CHINA FUND	43

Matthews India Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.43%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.09%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $111	Three years: $347	Five years: $601	Ten years: $1,329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is

44	matthewsasia.com | 800.789.ASIA

included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the financial services sector and the science and technology sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated

MATTHEWS INDIA FUND	45

with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Financial Services Sector Risk: The Fund may invest a significant portion of its assets in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a significant portion of the Fund’s investments may lose value during those periods.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

46	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (10/31/05)
Matthews India Fund
Return before taxes	35.79%	15.83%	5.55%	12.85%
Return after taxes on distributions[1]	35.31%	15.49%	5.16%	12.45%
Return after taxes on distributions and sale of Fund shares[1]	20.62%	12.73%	4.31%	10.85%
S&P Bombay Stock Exchange 100 Index
(reflects no deduction for fees, expenses or taxes)	41.88%	11.21%	1.92%	11.62%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sunil Asnani has been a Portfolio Manager of the Matthews India Fund since 2010.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Matthews India Fund since 2006.

Co-Manager: Peeyush Mittal has been a Portfolio Manager of the Matthews India Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

MATTHEWS INDIA FUND	47

*The Matthews Japan Fund is closed to most new investors. The Fund will continue to accept investments from existing shareholders. However, once a shareholder closes an account, additional investments in the Fund will not be accepted from that shareholder. Please see “Who Can Invest in a Closed Fund?” on page 102 for more details.

Matthews Japan Fund*

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.29%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		0.95%
Fee Waiver and Expense Reimbursement[1]		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.94%

1

Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2019 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $96	Three years: $302	Five years: $525	Ten years: $1,165

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that

48	matthewsasia.com | 800.789.ASIA

determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any market capitalization. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Japan: The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Risks Associated with Smaller and Medium-Size Companies: Smaller and medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS JAPAN FUND	49

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (12/31/98)
Matthews Japan Fund
Return before taxes	33.14%	16.09%	7.11%	6.86%
Return after taxes on distributions[1]	31.97%	15.74%	6.73%	6.31%
Return after taxes on distributions and sale of Fund shares[1]	19.73%	13.00%	5.68%	5.55%
MSCI Japan Index
(reflects no deduction for fees, expenses or taxes)	24.39%	11.48%	3.39%	3.95%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Kenichi Amaki has been a Portfolio Manager of the Matthews Japan Fund since 2010.

Co-Manager: Taizo Ishida has been a Portfolio Manager of the Matthews Japan Fund since 2006.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

50	matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.66%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.49%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.15%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $117	Three years: $365	Five years: $633	Ten years: $1,398

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by

MATTHEWS KOREA FUND	51

assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Fund. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to

52	matthewsasia.com | 800.789.ASIA

time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	10 years	Since Inception (1/3/95)
Matthews Korea Fund
Return before taxes	43.70%	11.13%	6.34%	7.11%
Return after taxes on distributions[1]	40.86%	9.59%	5.26%	5.11%
Return after taxes on distributions and sale of Fund shares[1]	27.06%	8.66%	4.91%	4.95%
Korea Composite Stock Price Index[2]
(reflects no deduction for fees, expenses or taxes)	37.71%	5.59%	2.68%	4.04%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	Korea Composite Stock Price Index performance data may be readjusted periodically by the Korea Exchange due to certain factors, including the declaration of dividends.

MATTHEWS KOREA FUND	53

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Michael J. Oh, CFA, has been a Portfolio Manager of the Matthews Korea Fund since 2007.

Co-Manager: Michael B. Han, CFA, has been a Portfolio Manager of the Matthews Korea Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

54	matthewsasia.com | 800.789.ASIA

Matthews Asia Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		0.49%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		1.49%
Fee Waiver and Expense Reimbursement[1]		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.46%

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $149	Three years: $468	Five years: $810	Ten years: $1,777

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

MATTHEWS ASIA SMALL COMPANIES FUND	55

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index, if, at the time of purchase, more than 20% of the Fund’s assets are invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI All Country Asia ex Japan Small Cap Index, had a market capitalization of $5.8 billion on December 31, 2017. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the

56	matthewsasia.com | 800.789.ASIA

level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS ASIA SMALL COMPANIES FUND	57

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (9/15/08)
Matthews Asia Small Companies Fund
Return before taxes	30.59%	6.83%	12.54%
Return after taxes on distributions[1]	27.54%	6.35%	11.99%
Return after taxes on distributions and sale of Fund shares[1]	18.59%	5.31%	10.48%
MSCI All Country Asia ex Japan Small Cap Index
(reflects no deduction for fees, expenses or taxes)	33.84%	6.86%	9.32%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Lydia So, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since its inception in 2008.

Co-Manager: Beini Zhou, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since 2014.

Co-Manager: Tiffany Hsiao, CFA, has been a Portfolio Manager of the Matthews Asia Small Companies Fund since 2018.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

58	matthewsasia.com | 800.789.ASIA

Matthews China Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		1.00%
Distribution (12b-1) Fees		0.00%
Other Expenses		1.34%

Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses		2.34%
Fee Waiver and Expense Reimbursement[1]		(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.25%, first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.25% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.25%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $650	Five years: $1,174	Ten years: $2,612

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

MATTHEWS CHINA SMALL COMPANIES FUND	59

Principal Investment Strategy

Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China. China includes its administrative and other districts, such as Hong Kong. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index if, at the time of purchase, more than 20% of the Fund’s assets are already invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI China Small Cap Index, had a market capitalization of $5.7 billion on December 31, 2017. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase. The implementation of the principal investment strategies of the Fund may result in concentration from time to time in one or more sectors, including the industrial sector and the consumer discretionary sector, but the Fund may invest in companies in any sector.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (typically five years or longer).

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Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall local and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

MATTHEWS CHINA SMALL COMPANIES FUND	61

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017

	1 year	5 years	Since Inception (5/31/11)
Matthews China Small Companies Fund
Return before taxes	53.88%	14.26%	6.54%
Return after taxes on distributions[1]	50.71%	12.99%	5.63%
Return after taxes on distributions and sale of Fund shares[1]	31.01%	11.03%	4.86%
MSCI China Small Cap Index
(reflects no deduction for fees, expenses or taxes)	24.62%	7.48%	2.10%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Tiffany Hsiao, CFA has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015.

For important information about the Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 63.

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Important Information

Purchase and Sale of Fund Shares

You may purchase and sell Fund shares directly through the Funds’ transfer agent by calling 800.789.ASIA (2742) or online at matthewsasia.com. Fund shares may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents. You may purchase and redeem Fund shares by electronic bank transfer, check, or wire. The minimum initial and subsequent investment amounts for various types of accounts offered by the Funds are shown below.

Type of Account	Minimum Initial Investment	Subsequent Investments
Non-retirement	$2,500	$100
Retirement and Coverdell	$500	$50

The minimum investment requirements do not apply to Trustees, officers and employees of the Funds and Matthews, and their immediate family members.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold Fund shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

IMPORTANT INFORMATION	63

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the applicable Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

Matthews Asian Growth and Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016	2015		2014		2013
Net Asset Value, beginning of year	$14.94		$16.03	$18.01		$18.91		$18.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33		0.32	0.39		0.39		0.41
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.92		(0.06)	(1.19)		(0.50)		0.47
Total from investment operations	3.25		0.26	(0.80)		(0.11)		0.88
Less distributions from:
Net investment income	(0.46)		(0.48)	(0.42)		(0.35)		(0.46)
Net realized gains on investments	(0.27)		(0.87)	(0.76)		(0.44)		(0.12)
Total distributions	(0.73)		(1.35)	(1.18)		(0.79)		(0.58)
Paid-in capital from redemption fees	—	[2]	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$17.46		$14.94	$16.03		$18.01		$18.91
Total return*	21.85%		1.34%	(4.50%)		(0.65%)		4.83%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$1,535,746		$1,684,987	$2,045,435		$3,052,565		$3,278,586
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.07%		1.09%	1.09%		1.08%		1.08%
Ratio of net investment income (loss) to average net assets	1.95%		1.90%	2.17%		2.03%		2.14%
Portfolio turnover[3]	23.23%		15.64%	16.48%		16.79%		15.27%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

64	matthewsasia.com | 800.789.ASIA

Matthews Asia Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016[1]	2015[1]		2014[1]		2013
Net Asset Value, beginning of year	$15.52		$15.36	$15.26		$15.60		$14.58
Income (loss) from investment operations:
Net investment income (loss)[2]	0.31		0.28	0.29		0.30		0.32
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.02		0.37	0.31		(0.34)		1.30
Total from investment operations	5.33		0.65	0.60		(0.04)		1.62
Less distributions from:
Net investment income	(0.69)		(0.29)	(0.27)		(0.23)		(0.60)
Net realized gains on investments	(0.42)		(0.11)	(0.23)		—		—
Return of capital	—		(0.09)	—		(0.07)		—
Total distributions	(1.11)		(0.49)	(0.50)		(0.30)		(0.60)
Paid-in capital from redemption fees	—	[3]	—	—	[3]	—	[3]	—	[3]
Net Asset Value, end of year	$19.74		$15.52	$15.36		$15.26		$15.60
Total return*	34.69%		4.13%	3.86%		(0.32%)		11.27%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$3,713,276		$2,650,611	$2,757,910		$2,918,228		$3,669,690
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.03%		1.06%	1.06%		1.06%		1.06%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.02%		1.06%	1.05%		1.05%		1.06%
Ratio of net investment income (loss) to average net assets	1.67%		1.79%	1.82%		1.89%		2.04%
Portfolio turnover[4]	28.11%		39.76%	35.98%		20.06%		14.06%

1 Consolidated Financial Highlights.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	65

Matthews China Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$14.09	$13.79	$13.37		$13.74		$12.35
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.31	0.29		0.25		0.25
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	4.85	0.47	1.01		(0.12)		1.35
Total from investment operations	5.20	0.78	1.30		0.13		1.60
Less distributions from:
Net investment income	(0.49)	(0.28)	(0.28)		(0.36)		(0.23)
Net realized gains on investments	(1.19)	(0.20)	(0.60)		(0.14)		—
Total distributions	(1.68)	(0.48)	(0.88)		(0.50)		(0.23)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	0.02
Net Asset Value, end of year	$17.61	$14.09	$13.79		$13.37		$13.74
Total return*	37.69%	5.70%	9.54%		0.93%		13.35%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$260,593	$160,400	$165,514		$116,954		$125,965
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.19%	1.22%	1.19%		1.19%		1.24%
Ratio of net investment income (loss) to average net assets	2.12%	2.28%	1.97%		1.88%		1.94%
Portfolio turnover[3]	69.14%	72.96%	79.91%		25.43%		20.52%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

66	matthewsasia.com | 800.789.ASIA

Matthews Asia Value Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period Ended Dec. 31, 2015[1]
	2017	2016
Net Asset Value, beginning of period	$9.96	$9.85	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.09	0.02
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.45	0.65	(0.16)
Total from investment operations	3.59	0.74	(0.14)
Less distributions from:
Net investment income	(0.29)	(0.59)	(0.01)
Net realized gains on investments	(0.43)	(0.04)	—
Total distributions	(0.72)	(0.63)	(0.01)
Net Asset Value, end of period	$12.83	$9.96	$9.85
Total return*	36.12%	7.43%	(1.35%)	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$27,346	$2,548	$1,589
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.32%	11.48%	36.42%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.50%	1.50%	[4]
Ratio of net investment income (loss) to average net assets	1.10%	0.84%	2.70%	[4]
Portfolio turnover[5]	31.93%	19.60%	10.80%	[3]

1 Commenced operations on November 30, 2015.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	67

Matthews Asia Focus Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,						Period Ended Dec. 31, 2013[1]
	2017	2016	2015		2014
Net Asset Value, beginning of period	$8.98	$8.69	$10.01		$9.66		$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.10	0.11		0.09		0.04
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	3.21	0.32	(1.31)		0.33		(0.30)
Total from investment operations	3.32	0.42	(1.20)		0.42		(0.26)
Less distributions from:
Net investment income	(0.12)	(0.13)	(0.07)		(0.07)		(0.08)
Net realized gains on investments	—	—	(0.05)		—		—
Total distributions	(0.12)	(0.13)	(0.12)		(0.07)		(0.08)
Paid-in capital from redemption fees	—	—	—	[3]	—	[3]	—	[3]
Net Asset Value, end of period	$12.18	$8.98	$8.69		$10.01		$9.66
Total return*	36.98%	4.82%	(12.07%)		4.38%		(2.63%)	[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$4,838	$4,713	$5,474		$7,839		$6,258
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.45%	2.47%	2.07%		2.16%		3.50%	[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.50%	1.50%		1.57%		1.71%	[5]
Ratio of net investment income (loss) to average net assets	1.01%	1.14%	1.08%		0.87%		0.64%	[5]
Portfolio turnover[6]	28.42%	21.10%	23.60%		24.12%		16.23%	[4]

1 Commenced operations on April 30, 2013.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 Not annualized.

5 Annualized.

6 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

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Matthews Asia Growth Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$21.05	$21.09	$21.10		$21.17		$18.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.06	0.11		0.12		0.11
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	8.14	0.13	(0.12)		0.19		3.37
Total from investment operations	8.18	0.19	(0.01)		0.31		3.48
Less distributions from:
Net investment income	(0.16)	(0.23)	—		(0.38)		(0.33)
Net realized gains on investments	(1.82)	—	—		—		—
Total distributions	(1.98)	(0.23)	—		(0.38)		(0.33)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$27.25	$21.05	$21.09		$21.10		$21.17
Total return*	39.39%	0.92%	(0.05%)		1.49%		19.35%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$554,309	$419,516	$526,969		$561,922		$558,407
Ratio of expenses to average net assets	1.12%	1.14%	1.11%		1.11%		1.12%
Ratio of net investment income (loss) to average net assets	0.16%	0.30%	0.49%		0.55%		0.55%
Portfolio turnover[3]	23.19%	13.61%	29.51%		22.24%		10.77%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	69

Matthews Pacific Tiger Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016	2015		2014		2013
Net Asset Value, beginning of year	$22.92		$23.54	$26.57		$24.99		$24.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17		0.11	0.42		0.14		0.17
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	8.96		(0.13)	(0.82)		2.80		0.72
Total from investment operations	9.13		(0.02)	(0.40)		2.94		0.89
Less distributions from:
Net investment income	(0.17)		(0.13)	(0.42)		(0.13)		(0.16)
Net realized gains on investments	(0.22)		(0.47)	(2.21)		(1.23)		(0.16)
Total distributions	(0.39)		(0.60)	(2.63)		(1.36)		(0.32)
Paid-in capital from redemption fees	—	[2]	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$31.66		$22.92	$23.54		$26.57		$24.99
Total return*	39.96%		(0.16%)	(1.30%)		11.79%		3.63%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$3,335,795		$2,445,183	$2,720,869		$3,047,077		$2,954,108
Ratio of expenses to average net assets before any reimbursement or waiver or recapture of expenses by Advisor and Administrator	1.08%		1.09%	1.09%		1.09%		1.09%
Ratio of expenses to average net assets after any reimbursement or waiver or recapture of expenses by Advisor and Administrator	1.06%		1.08%	1.07%		1.08%		1.09%
Ratio of net investment income (loss) to average net assets	0.63%		0.47%	1.53%		0.52%		0.67%
Portfolio turnover[3]	9.18%		5.73%	12.56%		11.38%		7.73%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

70	matthewsasia.com | 800.789.ASIA

Matthews Asia ESG Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period Ended Dec. 31, 2015[1]
	2017	2016
Net Asset Value, beginning of period	$8.97	$9.23	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.07	0.02
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.97	(0.20)	(0.75)
Total from investment operations	3.02	(0.13)	(0.73)
Less distributions from:
Net investment income	(0.27)	(0.13)	(0.04)
Net realized gains on investments	(0.16)	—	—
Total distributions	(0.43)	(0.13)	(0.04)
Net Asset Value, end of period	$11.56	$8.97	$9.23
Total return*	33.79%	(1.40%)	(7.30%)	[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$10,695	$5,376	$3,248
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.65%	3.54%	9.09%	[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.48%	1.44%	[4]
Ratio of net investment income (loss) to average net assets	0.45%	0.77%	0.25%	[4]
Portfolio turnover[5]	28.82%	16.10%	21.72%	[3]

1 Commenced operations on April 30, 2015.

2 Calculated using the average daily shares method.

3 Not annualized.

4 Annualized.

5 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	71

Matthews Emerging Asia Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,							Period Ended Dec. 31, 2013[1]
	2017		2016	2015		2014
Net Asset Value, beginning of period	$13.18		$11.27	$11.60		$9.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.07		0.15	0.04		0.04		(0.01)
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	2.35		2.01	(0.34)		1.69		(0.05)
Total from investment operations	2.42		2.16	(0.30)		1.73		(0.06)
Less distributions from:
Net investment income	(0.04)		(0.13)	—	[3]	(0.06)		—	[3]
Net realized gain on investments	(0.05)		(0.13)	(0.03)		—		—
Return of capital	—		—	—		—		(0.01)
Total distributions	(0.09)		(0.26)	(0.03)		(0.06)		(0.01)
Paid-in capital from redemption fees	—	[3]	0.01	—	[3]	—	[3]	—	[3]
Net Asset Value, end of period	$15.51		$13.18	$11.27		$11.60		$9.93
Total return*	18.42%		19.25%	(2.56%)		17.39%		(0.61%)	[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$219,596		$145,164	$114,590		$110,363		$38,022
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.70%		1.77%	1.75%		1.78%		2.39%	[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.48%		1.47%	1.50%		1.58%		1.98%	[5]
Ratio of net investment income (loss) to average net assets	0.49%		1.26%	0.33%		0.34%		(0.08%)	[5]
Portfolio turnover[6]	7.74%		34.90%	12.14%		8.21%		1.66%	[4]

1 Commenced operations on April 30, 2013.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share

4 Not annualized.

5 Annualized.

6 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

72	matthewsasia.com | 800.789.ASIA

Matthews Asia Innovators Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015	2014		2013
Net Asset Value, beginning of year	$10.10	$12.32	$13.61	$12.59		$9.29
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)	(0.02)	(0.05)	—	[2]	0.01
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.31	(1.07)	0.64	1.16		3.30
Total from investment operations	5.29	(1.09)	0.59	1.16		3.31
Less distributions from:
Net investment income	(0.24)	—	—	(0.06)		(0.01)
Net realized gains on investments	(0.96)	(1.13)	(1.88)	(0.08)		—
Total distributions	(1.20)	(1.13)	(1.88)	(0.14)		(0.01)
Net Asset Value, end of year	$14.19	$10.10	$12.32	$13.61		$12.59
Total return*	52.88%	(9.10%)	4.48%	9.24%		35.61%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$175,331	$83,926	$129,763	$125,612		$111,751
Ratio of expenses to average net assets	1.24%	1.24%	1.18%	1.16%		1.18%
Ratio of net investment income (loss) to average net assets	(0.18%)	(0.19%)	(0.33%)	(0.02%)		0.07%
Portfolio turnover[3]	66.51%	92.25%	72.85%	62.99%		62.04%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole for the entire year without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	73

Matthews China Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016[1]		2015[1]		2014[1]		2013
Net Asset Value, beginning of year	$15.47	$18.42		$21.46		$22.84		$23.47
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.21		0.20		0.24		0.25
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	8.86	(1.04)		0.30		(1.25)		1.33
Total from investment operations	9.02	(0.83)		0.50		(1.01)		1.58
Less distributions from:
Net investment income[2]	(0.37)	(0.26)		(0.21)		(0.27)		(0.26)
Net realized gains on investments	(1.92)	(1.29)		(3.33)		(0.10)		(1.95)
Return of capital	—	(0.57)		—		—		—
Total distributions	(2.29)	(2.12)		(3.54)		(0.37)		(2.21)
Paid-in capital from redemption fees	—	—	[3]	—	[3]	—	[3]	—	[3]
Net Asset Value, end of year	$22.20	$15.47		$18.42		$21.46		$22.84
Total return*	59.37%	(5.18%)		2.41%		(4.42%)		6.84%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$843,508	$495,900		$709,767		$947,740		$1,286,309
Ratio of expenses to average net assets	1.09%	1.18%		1.14%		1.11%		1.08%
Ratio of net investment income (loss) to average net assets	0.78%	1.24%		0.89%		1.09%		1.06%
Portfolio turnover[4]	78.74%	83.82%		66.22%		10.23%		6.29%

1 Consolidated Financial Highlights.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

74	matthewsasia.com | 800.789.ASIA

Matthews India Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015	2014	2013
Net Asset Value, beginning of year	$25.65	$26.43	$26.46	$16.28	$17.51
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)	0.01	(0.05)	0.07	0.08
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	9.24	(0.33)	0.26	10.29	(1.13)
Total from investment operations	9.15	(0.32)	0.21	10.36	(1.05)
Less distributions from:
Net investment income	—	—	(0.03)	(0.05)	(0.18)
Net realized gains on investments	(0.49)	(0.46)	(0.23)	(0.14)	(0.01)
Total distributions	(0.49)	(0.46)	(0.26)	(0.19)	(0.19)
Paid-in capital from redemption fees	—	—	0.02	0.01	0.01
Net Asset Value, end of year	$34.31	$25.65	$26.43	$26.46	$16.28
Total return*	35.79%	(1.23%)	0.90%	63.71%	(5.90%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$1,484,045	$967,009	$1,151,948	$974,838	$427,861
Ratio of expenses to average net assets	1.09%	1.12%	1.11%	1.12%	1.13%
Ratio of net investment income (loss) to average net assets	(0.30%)	0.02%	(0.17%)	0.32%	0.48%
Portfolio turnover[2]	16.81%	15.76%	9.51%	14.86%	8.70%

1 Calculated using the average daily shares method.

2 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	75

Matthews Japan Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014	2013
Net Asset Value, beginning of year	$18.83	$18.97	$15.70		$16.20	$12.27
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.08	0.04		0.05	0.03
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	6.13	(0.01)	3.23		(0.48)	4.12
Total from investment operations	6.22	0.07	3.27		(0.43)	4.15
Less distributions from:
Net investment income	(0.20)	(0.16)	—		(0.08)	(0.24)
Net realized gains on investments	(0.73)	(0.05)	—		—	—
Total distributions	(0.93)	(0.21)	—		(0.08)	(0.24)
Paid-in capital from redemption fees	—	—	—	[2]	0.01	0.02
Net Asset Value, end of year	$24.12	$18.83	$18.97		$15.70	$16.20
Total return*	33.14%	0.40%	20.83%		(2.60%)	34.03%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$2,155,280	$1,685,872	$1,330,743		$467,854	$312,988
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.95%	0.98%	0.99%		1.03%	1.10%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.94%	0.98%	0.99%		1.03%	1.10%
Ratio of net investment income (loss) to average net assets	0.40%	0.43%	0.22%		0.32%	0.19%
Portfolio turnover[3]	44.34%	55.15%	24.19%		42.52%	22.72%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

76	matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016	2015		2014		2013
Net Asset Value, beginning of year	$5.25	$6.15	$5.65		$5.95		$5.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.02	0.01		—	[2]	—	[2]
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	2.22	(0.41)	0.83		(0.05)		0.57
Total from investment operations	2.28	(0.39)	0.84		(0.05)		0.57
Less distributions from:
Net investment income	(0.29)	(0.08)	(0.01)		—		(0.02)
Net realized gains on investments	(0.33)	(0.43)	(0.33)		(0.25)		(0.24)
Total distributions	(0.62)	(0.51)	(0.34)		(0.25)		(0.26)
Paid-in capital from redemption fees	—	—	—	[2]	—	[2]	—	[2]
Net Asset Value, end of year	$6.91	$5.25	$6.15		$5.65		$5.95
Total return*	43.70%	(6.32%)	15.16%		(0.73%)		10.11%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$192,431	$142,726	$147,685		$127,774		$138,830
Ratio of expenses to average net assets	1.15%	1.15%	1.10%		1.11%		1.13%
Ratio of net investment income (loss) to average net assets	0.90%	0.41%	0.18%		0.04%		0.02%
Portfolio turnover[3]	25.37%	34.73%	20.36%		17.37%		46.20%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	77

Matthews Asia Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017		2016		2015	2014		2013
Net Asset Value, beginning of year	$19.05		$19.41		$21.46	$19.34		$18.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02		0.09		0.02	0.09		0.11
Net realized gain (loss) and unrealized appreciation/ depreciation on investments, foreign currency related transactions, and foreign capital gains taxes	5.68		(0.37)		(2.05)	2.11		1.19
Total from investment operations	5.70		(0.28)		(2.03)	2.20		1.30
Less distributions from:
Net investment income	(0.10)		(0.08)		(0.03)	(0.08)		(0.09)
Net realized gains on investments	(1.76)		—		—	—		—
Total distributions	(1.86)		(0.08)		(0.03)	(0.08)		(0.09)
Paid-in capital from redemption fees	—	[2]	—	[2]	0.01	—	[2]	—	[2]
Net Asset Value, end of year	$22.89		$19.05		$19.41	$21.46		$19.34
Total return*	30.59%		(1.44%)		(9.43%)	11.39%		7.19%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$208,339		$254,226		$387,747	$599,082		$407,352
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.49%		1.49%		1.48%	1.47%		1.47%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.46%		1.47%		1.47%	1.47%		1.47%
Ratio of net investment income (loss) to average net assets	0.09%		0.45%		0.08%	0.44%		0.58%
Portfolio turnover[3]	67.13%		44.44%		48.29%	21.70%		37.01%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole for the entire year without distinguishing between classes of shares issued.

78	matthewsasia.com | 800.789.ASIA

Matthews China Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
	2017	2016		2015	2014		2013
Net Asset Value, beginning of year	$8.21	$8.79		$9.21	$9.89		$7.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.10		0.08	0.01		0.02
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency related transactions	4.27	(0.28)		0.27	(0.33)		2.22
Total from investment operations	4.34	(0.18)		0.35	(0.32)		2.24
Less distributions from:
Net investment income	(0.11)	(0.03)		(0.06)	(0.02)		(0.11)
Net realized gain on investments	(0.56)	(0.37)		(0.72)	—		—
Return of capital	—	—		—	(0.34)		—
Total distributions	(0.67)	(0.40)		(0.78)	(0.36)		(0.11)
Paid-in capital from redemption fees	0.01	—	[2]	0.01	—	[2]	—	[2]
Net Asset Value, end of year	$11.89	$8.21		$8.79	$9.21		$9.89
Total return*	53.88%	(2.35%)		4.07%	(3.33%)		28.85%

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$35,209	$16,101		$21,546	$22,068		$26,674
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	2.34%	2.24%		2.10%	1.90%		2.04%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.50%		1.50%	1.67%		2.00%
Ratio of net investment income (loss) to average net assets	0.66%	1.17%		0.80%	0.14%		0.17%
Portfolio turnover[3]	67.22%	63.15%		72.49%	32.42%		10.28%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole for the entire year without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	79

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Investment Objectives of the Funds

Matthews Asia Funds (the “Trust” or “Matthews Asia Funds”) offers a range of regional and country-specific funds (each, a “Fund,” and collectively, the “Funds”) with the following objectives:

ASIA GROWTH AND INCOME STRATEGIES

Matthews Asian Growth and Income Fund	Long-term capital appreciation with some current income

Matthews Asia Dividend Fund	Total return with an emphasis on providing current income

Matthews China Dividend Fund	Total return with an emphasis on providing current income

ASIA VALUE STRATEGY

Matthews Asia Value Fund	Long-term capital appreciation

ASIA GROWTH STRATEGIES

Matthews Asia Focus Fund	Long-term capital appreciation

Matthews Asia Growth Fund	Long-term capital appreciation

Matthews Pacific Tiger Fund	Long-term capital appreciation

Matthews Asia ESG Fund	Long-term capital appreciation

Matthews Emerging Asia Fund	Long-term capital appreciation

Matthews Asia Innovators Fund	Long-term capital appreciation

Matthews China Fund	Long-term capital appreciation

Matthews India Fund	Long-term capital appreciation

Matthews Japan Fund	Long-term capital appreciation

Matthews Korea Fund	Long-term capital appreciation

ASIA SMALL COMPANY STRATEGIES

Matthews Asia Small Companies Fund	Long-term capital appreciation

Matthews China Small Companies Fund	Long-term capital appreciation

Fundamental Investment Policies

The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The manner in which Matthews International Capital Management, LLC, the investment advisor to each Fund (“Matthews”), attempts to achieve each Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”) (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Matthews’ Investment Approach

Principal Investment Strategies

The principal investment strategies for each Fund are described in the Fund Summary for each Fund.

80	matthewsasia.com | 800.789.ASIA

In seeking to achieve the investment objectives for the Funds, Matthews also employs the investment approach and other principal investment strategies as described below.

Matthews invests in the Asia Pacific region (as defined on page 81) based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objective.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

T	Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

T	Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

T	Matthews generally does not hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

T	Matthews constructs portfolios with long investment horizons—typically five to 10 years.

Matthews Is an Active Investor with Strong Convictions

T	Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

T	Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.

T	Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.

T	Matthews believes that investors benefit in the long term when the Funds are fully invested, subject to market conditions and a Fund’s particular investment objective.

Matthews Is a Fundamental Investor

T	Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

THE ASIA PACIFIC REGION IS DIVIDED INTO THE FOLLOWING GROUPS:

ASIA

Consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region

ASIA EX JAPAN

Includes all countries and markets in Asia excluding Japan

ASIA PACIFIC

Includes all countries and markets in Asia plus all countries and markets in the Pacific region, including Australia and New Zealand

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T	Matthews may also consider factors such as:
–	Management: Does management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?
–	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

T	Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Matthews Focuses on Individual Companies

T	Matthews develops views about the course of growth in the region over the long term.

T	Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

T	Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

T

Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share). Except with respect to the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund, a company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds. Please note the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund invest at least 80% of their assets in Small Companies, as defined in each respective Fund Summary.

Non-Principal Investment Strategies

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

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Risks of Investing in the Funds

The main risks associated with investing in the Funds are described below and in the Fund Summaries at the front of this prospectus. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value per share (“NAV”) of that Fund will decline, and investors may lose some or all of the value of their investments.

Foreign securities held by the Funds may be traded on days and at times when the New York Stock Exchange (the “NYSE”) is closed, and the NAVs of the Funds are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAVs, see page 99.

Your investment in the Funds is exposed to different risks, many of which are described below. Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (typically five years or longer), so that you can better manage volatility in a Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including a Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Funds’ NAVs and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s NAV (see page 99).

Principal Risks

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter, or to predict the duration of these events. These conditions could prevent the Funds from successfully executing their investment strategies, result in future declines in the market values of the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

Preferred Stocks

Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment.

For additional information about strategies and risks, see individual Fund descriptions in the Fund Summary for each Fund and the Funds’ SAI. The SAI is available to you free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the website of the Securities and Exchange Commission (the “SEC”) at sec.gov and access the EDGAR database.

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Convertible Securities

As part of their investment strategies, the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, and Matthews China Dividend Fund, and the other Funds to a lesser extent, may invest in convertible preferred stocks and bonds and debentures of any maturity, and in those that are unrated, or would be below investment grade if rated. Convertible securities may, under specific circumstances, be converted into the common or preferred stock of the issuing company and may be denominated in U.S. dollars, euros or a local currency. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

The risks of convertible bonds and debentures include repayment risk and interest rate risk. Repayment risk is the risk that a borrower does not repay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default” and could result in losses for a Fund. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it.

Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities

Each of the Funds, including the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (each of which seek to provide current income), may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

The inclusion of Passive Foreign Investment Companies (“PFICs”) in the portfolio can result in higher variability—both negatively and positively—in the income distribution.

Risks Associated with Smaller and Medium-Size Companies

The Matthews Asia Small Companies Fund and Matthews China Small Companies Fund invest in securities of smaller companies, and each of the other Funds may invest in securities of smaller and medium-size companies. Smaller and medium size companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller and medium-size companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller and medium-size companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. Both of these factors may dilute the holdings, or otherwise adversely impact the rights of a Fund and smaller shareholders in corporate governance or corporate actions. Smaller and medium-size companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds may have more difficulty obtaining information about smaller and medium-size companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller and medium-size companies may trade less frequently and in lesser volume than more widely held securities, and securities of such companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and medium-size companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and medium-size companies to changing economic conditions. For these and other reasons, the value of securities of smaller and medium-size companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies

The Funds, and the Matthews Emerging Asia Fund in particular, may invest in the securities of micro-cap companies. Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even

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greater for micro-cap companies because they often have even narrower markets, fewer product lines and/or more limited managerial and financial resources than those of smaller companies. Micro-cap companies may be newly formed or in the early stages of development, with limited or no product lines or markets. They may also lack significant institutional ownership and may have cyclical, static or only moderate growth prospects. Public information available about these companies may be scarce, and it may take a long time before a gain, if any, on an investment in a micro-cap company may be realized.

Certain Risks of Fixed-Income Securities

The Matthews Asian Growth and Income Fund and Matthews Asia ESG Fund may invest in fixed-income securities (including high-yield securities) as a principal strategy. The other Funds invest in fixed-income securities to a lesser extent.

The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk

Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an investment and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

Interest Rate Risk

Interest rate risk refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including, without limitation, the index chosen, frequency of reset and reset caps or floors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

High Yield Securities

Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody”), or equivalently rated by Standard and Poor’s

Corporation (“S&P”) or Fitch Inc. (“Fitch”), and unrated securities of similar credit quality are referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed-income securities. High yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks and may be less liquid than higher- rated securities.

High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or a period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). Issuers of securities in default may fail to resume principal and interest payments, in which case a Fund may lose its entire investment. Funds that invest in junk bonds may also be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.

Risks Associated with Investing in Innovative Companies

The standards for assessing innovative companies in which the Matthews Asia Innovators Fund invests tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The definition of innovators can vary over different periods and can evolve over time. They may also be difficult to apply consistently across regions, countries, industries or sectors.

Risks of Investing in Science and Technology Companies

Each of the Funds may, and the Matthews Asia Innovators Fund will, invest in securities of science and technology companies. Such companies may face special risks because their products or services may not prove to be commercially successful and may be affected by rapid product changes and associated developments. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. Such companies are also often subject to governmental regulation and greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movements of science and technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volatile than stocks of other types of companies. These factors may also affect the profitability of science and technology companies and therefore the value of their securities. Accordingly, the NAV of a Fund may be more volatile, especially over the short term as a result of such Fund’s investments in science and technology companies. These risks are especially important when considering an

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investment in the Matthews Asia Innovators Fund, which focuses on the science and technology sectors. The Matthews Asia Innovators Fund is less diversified than stock funds investing in a broader range of sectors and, therefore, could experience significant volatility, and the movements in its NAV will follow the science and technology sectors, as opposed to the general movement of the economies of the countries where the companies are located.

Value Stock Risk

Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Responsible Investing Risk

Since the Matthews Asia ESG Fund takes into consideration ESG factors in making its investment decisions, it may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. Generally, the Matthews Asia ESG Fund’s consideration of ESG factors may affect its exposure to certain issuers, industries, sectors, regions or countries and may impact its relative investment performance—positively or negatively—depending on whether such investments are in or out of favor in the market. The ESG factors used in the Matthews Asia ESG Fund’s investment process will likely make it perform differently from a fund that relies solely or primarily on financial metrics. Although an investment by the Matthews Asia ESG Fund in a company may satisfy one or more ESG standards in the view of the portfolio managers, that same company may also fail to satisfy other ESG standards, in some cases even egregiously.

Financial Services Sector Risk

Certain of the Funds may invest a significant portion of their assets in the financial services sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include real estate investment trusts (“REITs”)). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Industrial Sector Risk

Certain of the Funds may invest a significant portion of their assets in the industrial sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Consumer Discretionary Sector Risk

Certain of the Funds may invest a significant portion of their assets in the consumer discretionary sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall local and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Regional and Country Risks

In addition to the risks discussed above and elsewhere in this prospectus, there are specific risks associated with investing in the Asia Pacific region, including the risk of severe economic, political or military disruption. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Many Asia Pacific countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole. In addition, some countries in the region are competing to claim or develop regional supplies of energy and natural resources. This competition could lead to economic, political or military instability or disruption. Any

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military action or other instability could adversely impact the ability of a Fund to achieve its investment objective.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the developments in global credit and equity markets in 2008 and 2009, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.-based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., the adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets), the governments of these countries may be more unstable and more likely to impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging and frontier market countries may also impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging market countries may also impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters (including earthquakes and tsunamis), or adverse changes in climate or weather. The risks of such phenomena and resulting social, political, economic and environmental damage (including nuclear pollution) cannot be quantified. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

There are specific risks associated with a Fund’s concentration of its investments in a country or group of countries within the Asia Pacific region. Provided below are risks of investing in various countries within the Asia Pacific region and are principal risks of a Fund to the extent such Fund’s portfolio is concentrated in such country or countries.

China, Hong Kong, Macau and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or by taking other similar actions. Such actions could adversely impact the Funds’ ability to achieve their investment objectives and could result in the Funds limiting or suspending shareholder redemptions privileges (as legally permitted, see Selling (Redeeming) Shares, page 102).

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility,

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interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented sectors may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S.

In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Funds’ investments.

Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the U.S. and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Macau. Although Macau is a Special Administrative Region (SAR) of China, it maintains a high degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future.

Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Other Asian Countries

Bangladesh. Bangladesh is facing many economic hurdles, including weak political institutions, poor infrastructure, lack of privatization of industry and a labor force that has outpaced job growth in the country. High poverty and inflationary tensions may cause social unrest, which could weigh negatively on business sentiment and capital investment. Bangladesh’s developing capital markets rely primarily on domestic investors. The recent overheating of the stock market and subsequent correction underscored weakness in capital markets and regulatory oversight. Corruption remains a serious impediment to investment and economic growth in Bangladesh, and the country’s legal system makes debt collection unpredictable, dissuading foreign investment. Bangladesh is geographically located in a part of the world that is historically prone to natural disasters and is economically sensitive to environmental events.

Cambodia. Cambodia is experiencing a period of political stability and relative peace following years of violence under the Khmer Rouge regime. Despite its recent growth and stability, Cambodia faces risks from a weak infrastructure (particularly power generation capacity and the high cost of electric power), a poorly developed education system, inefficient bureaucracy and charges of government corruption. Very low foreign exchange reserves make Cambodia vulnerable to sudden capital flight, and the banking system suffers from a lack of oversight and very high dollarization. Further, destruction of land-ownership records during the Khmer Rouge regime has resulted in numerous land disputes, which strain the country’s institutional capacity and threaten violence and demonstrations.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the

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risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a developing banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Laos. Laos is a poor, developing country ruled by an authoritarian, Communist, one-party government. It is politically stable, with political power centralized in the Lao People’s Revolutionary Party. Laos’ economic growth is driven largely by the construction, mining and hydroelectric sectors. However, the increased development of natural resources could lead to social imbalances, particularly in light of Laos’ underdeveloped health care and education systems. Laos is a poorly regulated economy with limited rule of law. Corruption, patronage and a weak legal system threaten to slow economic development. Another major risk for Laos is the stability of its banks, which, despite the significant credit growth since 2009, are under-capitalized and inadequately supervised.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Mongolia. Mongolia has experienced political instability in conjunction with its election cycles. Mongolian governments have had a history of cycling favorable treatment among China, Russia, Japan, the United States and Europe and may at any time abruptly change current policies in a manner adverse to investors. In addition, assets in Mongolia may be subject to nationalization, requisition or confiscation (whether legitimate or not) by any government authority or body. Government corruption and inefficiencies are also a problem. Mongolia’s unstable economic policies and regulations towards foreign investors threaten to impede necessary growth of production capacity. Additionally, the Mongolian economy is extremely dependent on the price of minerals and Chinese demand for Mongolian exports.

Myanmar. Myanmar (formerly Burma) is emerging from nearly half a century of isolation under military rule and from the gradual suspension of sanctions imposed for human-rights violations. However, Myanmar struggles with rampant corruption, poor infrastructure (including basic infrastructure, such as transport, telecoms and electricity), ethnic tensions, a shortage of technically proficient workers and a dysfunctional bureaucratic system. Myanmar has no established corporate bond market or stock exchange and has a limited banking

RISKS OF INVESTING IN THE FUNDS	89

system. Additionally, despite democratic trends and progress on human rights, Myanmar’s political situation remains fluid, and there remains the possibility of reinstated sanctions.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Ongoing border disputes with India may result in armed conflict between the two nations, and Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of international support, which may be significantly reduced or terminated in response to changes in the political leadership of Pakistan. Pakistan faces a wide range of other economic problems and risks, such as the uncertainty over the privatization efforts, the substantial natural resource constraints it is subject to, its large budgetary and current account deficits as well as trade deficits, its judicial system that is still developing and widely perceived as lacking transparency, and inflation.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

South Korea. Investing in South Korean securities has special risks, including those related to political, economic and social instability and the potential for increased militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have largely been suspended, although there is no guarantee that such controls will not be re-imposed. However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. However, some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises, and for most of the private enterprises, a majority of the equity is owned by employees and management boards and on average more than one-third of the equity is owned by the government with only a small percentage of the equity being owned by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies and has in the past imposed arbitrary repatriation taxes on foreign owners. Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies). Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

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Additional Risks

The following additional or non-principal risks also apply to investments in the Funds.

Other Asia Pacific Countries

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

New Zealand. New Zealand is generally considered to be a developed market, and investments in New Zealand generally do not have risks associated with them that are present with investments in developing or emerging markets. The health of the economy is strongly tied to commodity exports and has historically been vulnerable to global slowdowns. New Zealand is a country heavily dependent on free trade, particularly in agricultural products. This makes New Zealand particularly vulnerable to international commodity prices and global economic slowdowns. Its principal export industries are agriculture, horticulture, fishing and forestry.

Papua New Guinea. Papua New Guinea is a small country that faces challenges in maintaining political stability. Papua New Guinea’s newly elected government promises reforms to address rampant corruption and revolving-door politics, but the success of these efforts remains to be seen. Other challenges facing Papua New Guinea include providing physical security for foreign investors, regaining investor confidence, restoring integrity to state institutions, privatizing state institutions and maintaining good relations with Australia. Exploitation of Papua New Guinea’s natural resources is limited by terrain, land tenure issues and the high cost of developing infrastructure. Papua New Guinea has several thousand distinct and heterogeneous indigenous communities, which create additional challenges in dealing with tribal conflicts, some of which have been going on for millennia.

U.S. Securities

Certain Funds invest to a limited extent in stocks issued by U.S. companies. U.S. stocks have certain risks similar to equity securities issued in other countries, such as declines in value over short or extended periods as a result of changes in a company’s financial condition or the overall market as well as economic and political conditions. Although U.S. stocks have enjoyed many years of favorable returns, they have more recently experienced volatility based on political and economic events such as trade disputes. In addition, expected interest rate increases in the U.S. may adversely affect stocks.

Investment in a Smaller Number of Companies or Industries

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be more sensitive to adverse social, political, economic or regulatory developments than funds whose portfolios are more diversified. Events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Funds, and the Funds’ performance may be more volatile than that of funds that invest globally.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time (but not other risks, including market risks). Credit ratings are determined by rating organizations, such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), based on their view of past and potential developments related to an issuer (or security). Such potential developments may not reflect actual developments and a rating organization’s evaluation may be incomplete or inaccurate. For a further description of credit ratings, see “Appendix: Bond Ratings” in the Funds’ SAI.

Passive Foreign Investment Companies (“PFICs”)

The Funds may invest in PFICs. Investments in PFICs may subject the Funds to taxes and interest charges that cannot be avoided, or that can be avoided only through complex methods that may have the effect of imposing a less favorable tax rate or accelerating the recognition of gains and payment of taxes.

Initial Public Offerings (“IPOs”)

IPOs of securities issued by unseasoned companies with little or no operating history are risky, and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds or may be available only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on the Fund’s performance than when it is larger. The Funds’ portfolio managers are permitted to engage in short-term trading of IPOs. Although IPO investments have had a positive impact on the performance of some Funds, there can be no assurance that a Fund will have favorable IPO investment opportunities in the future or that a Fund’s investments in IPOs will have a positive impact on its performance.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors. Investors who hold shares of the Funds for the short term, including market-timers, may harm the Funds and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing a Fund to incur additional costs, which are borne by non-redeeming shareholders. Certain Funds attempt to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Funds attempt to discourage time-zone arbitrage and similar market-timing

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activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when each Fund’s NAV is calculated. See page 103 for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

Investment in China A Shares

Matthews has applied for and received a license as a Qualified Foreign Institutional Investor from the China Securities Regulatory Commission and has been allocated by the State Administration of Foreign Exchange (“SAFE”) of China a quota (the “QFII Quota”), which represents the initial amount that Matthews may invest in stocks of Chinese companies listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange and traded and denominated in the currency of China, the renminbi (“China A Shares”) on behalf of clients whose portfolios it manages, including for this purpose any series, sub-fund, sleeve, or other sub-account of such client (each an “A Share Investor”). Matthews has, and may periodically request, increases in its quota. To date SAFE has granted Matthews’ requests for quota increases, but there is no assurance that SAFE will continue to do so. Once the QFII Quota available as of any relevant time has been invested, there can be no assurance that any additional QFII Quota will become available. For a further discussion of China A Shares and risks associated with investing in China A Shares, see “Risks Associated with Investing in China A Shares” in the Funds’ SAI.

Under Chinese law, Matthews, as holder of the QFII Quota is required to maintain custody of China A Share assets held as part of the QFII Quota with a local custodian in its own name for the benefit of the A Share Investors (the “A Share Account”). In addition, the local Chinese custodian will maintain, on its books and records, a sub-account on behalf of each A Share Investor with respect to the China A Share assets held by each individual A Share Investor.

Matthews has agreed with each A Share Investor that Matthews has and shall have no beneficial interest in such China A Share assets and that they belong exclusively to the individual A Share Investors in whose name they are held on the books and records of the Chinese custodian. In addition, each A Share Investor has agreed that such A Share Investor has an interest solely in the China A Share assets held through the QFII Quota that are registered in its name on the books and records of the Chinese custodian, and that they have no interest in any China A Share assets held on the books and records of the Chinese custodian in the name of any other A Share Investor.

A Share Investors, including the Funds, bear the costs of maintaining their sub-account on the books and records of the Chinese custodian, as well as their share of the costs of maintaining the A Share Account.

Although China A Shares generally trade in liquid markets, because of the repatriation limitations imposed by the Chinese government, a Fund’s investment in China A Shares may be illiquid and subject to the Fund’s policy of investing no more than 15% of its net assets in illiquid securities.

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Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789.ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an Investment Advisory Agreement dated as of February 1, 2016, as most recently amended effective April 29, 2016, between Matthews and the Trust, on behalf of the Funds (and as amended from time to time, the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to the Services Agreement (as defined below).

Pursuant to the Advisory Agreement, the Funds, other than the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund, (such Funds collectively, the “Family-Priced Funds”), in the aggregate pay Matthews 0.75% of the aggregate average daily net assets of the Family-Priced Funds up to $2 billion, 0.6834% of the aggregate average daily net assets of the Family-Priced Funds over $2 billion up to $5 billion, 0.65% of the aggregate average daily net assets of the Family-Priced Funds over $5 billion up to $25 billion, 0.64% of the aggregate average daily net assets of the Family-Priced Funds over $25 billion up to $30 billion, 0.63% of the aggregate average daily net assets of the Family-Priced Funds over $30 billion up to $35 billion, 0.62% of the aggregate average daily net assets of the Family-Priced Funds over $35 billion up to $40 billion, 0.61% of the aggregate average daily net assets of the Family-Priced Funds over $40 billion up to $45 billion, and 0.60% of the aggregate average daily net assets of the Family-Priced Funds over $45 billion. The Family-Priced Funds shall pay to Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Funds’ average daily net asset value for the month.

Pursuant to the Advisory Agreement, each of the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund pays Matthews a fee equal to 1.00% of its average daily net assets up to $1 billion and 0.95% of its average daily net assets over $1 billion. Each of the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and the Matthews China Small Companies Fund shall pay to Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on such Fund’s average daily net asset value for the month.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2017.

For the fiscal year ended December 31, 2017, the Funds paid investment management fees to Matthews as follows (as a percentage of average net assets):

Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asia Value Fund, Matthews Asia Focus Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia ESG Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund	0.66%

Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund, Matthews China Small Companies Fund	1.00%

Matthews may delegate certain portfolio management activities with respect to one or more Funds to a wholly owned subsidiary based outside of the United States. Any such sub-advisor would enter into a sub-advisory agreement with Matthews related to the affected Fund, and Matthews would remain fully responsible for the sub-advisory services as if Matthews had performed the services directly. Any delegation of services in this manner would not increase the fees or expenses paid by the Fund, and would normally be used only where a portfolio manager or other key professional is located in the country where the subsidiary is based. The Board would approve any sub-advisory agreement.

Pursuant to an administration and shareholder services agreement dated as of August 13, 2004, as most recently amended effective April 29, 2016 (and as amended from time to time, the “Services Agreement”), the Matthews Asia Funds in the aggregate pay Matthews 0.25% of the aggregate average daily net assets of the Matthews Asia Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Matthews Asia Funds over $2 billion up to $5 billion, 0.15% of the aggregate average daily net assets of the Matthews Asia Funds over $5 billion up to $7.5 billion, 0.125% of the aggregate average daily net assets of the Matthews Asia Funds over $7.5 billion up to $15 billion, 0.11% of the aggregate average daily net assets of the Matthews Asia Funds over $15 billion up to $22.5 billion, 0.10% of the aggregate average daily net assets of the Matthews Asia Funds over $22.5 billion up to $25 billion, 0.09% of the aggregate average daily net assets of the Matthews Asia Funds over $25 billion up to $30 billion, 0.08% of the aggregate average daily net assets of the Matthews Asia Funds over $30 billion up to $35 billion, 0.07% of the aggregate average daily net assets of the Matthews Asia Funds over $35 billion up to $40 billion, 0.06% of the aggregate average daily net assets of the Matthews Asia Funds over $40 billion up to $45 billion, and 0.05% of the aggregate average daily net assets of the Matthews Asia Funds over

MANAGEMENT OF THE FUNDS	93

$45 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Matthews Asia Funds and current shareholders of the Matthews Asia Funds, including overseeing the activities of the Matthews Asia Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Matthews Asia Funds’ net asset values; overseeing each Matthews Asia Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Matthews Asia Funds’ third-party administrator and other parties for Board meetings; coordinating and executing fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Matthews Asia Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Matthews Asia Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Matthews Asia Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Pursuant to an operating expenses agreement, dated as of November 4, 2003, as most recently amended effective November 30, 2017 (and as amended from time to time, the “Operating Expenses Agreement”), for all Funds, Matthews has agreed (i) to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 1.25%, first by waiving class specific expenses (e.g., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any non-class specific expenses of the Institutional Class are waived for the Institutional Class, Matthews has also agreed to waive an equal amount of non-class specific expenses for the Investor Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because no class specific expenses will be waived for the Investor Class, the total annual operating expenses after fee waiver and expense reimbursement for the Investor

Class would be 1.25% plus the sum of (i) the amount (in annual percentage terms) of the class specific expenses incurred by the Investor Class that exceed those incurred by the Institutional Class; and (ii) the amount (in annual percentage terms) of the class specific expenses reduced for the Institutional Class and not the Investor Class. Please note that the Institutional Class is offered through a separate prospectus to eligible investors.

In turn, if a Fund’s expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. For each Fund, this agreement will continue through at least April 30, 2019 and may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), effective as of September 1, 2014, as amended from time to time, between the Trust, on behalf of the Family-Priced Funds, and Matthews, for each Family-Priced Fund, Matthews has contractually agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates under the Advisory Agreement and the Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Matthews may not recoup fees waived pursuant to the Fee Waiver Agreement. The Board has approved the Fee Waiver Agreement for an additional one-year term through April 30, 2019 and may terminate the agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date.

Each Fund also offers Institutional Class shares to eligible investors. Institutional Class shares have different expenses, which will result in different performance than Investor Class shares. Shares of the two classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class.

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Portfolio Managers

Each of the Funds is managed by one or more Lead Managers, who are supported by and consult with, for most of the Funds, one or more Co-Managers. A Lead Manager of a Fund is primarily responsible for its day-to-day investment management decisions.

ROBERT J. HORROCKS, PhD
Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. He manages the firm’s Asian Growth and Income Strategy and co-manages the Asia Dividend and Asia ex Japan Dividend Strategies. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom and is fluent in Mandarin. Robert has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2009 and of the Matthews Asia Dividend Fund since 2013.	Lead Manager Matthews Asian Growth and Income Fund Co-Manager Matthews Asia Dividend Fund

KENICHI AMAKI
Kenichi Amaki is a Portfolio Manager at Matthews. He manages the firm’s Japan Strategy and co-manages the China Small Companies Strategy. Prior to joining the firm in 2008 as a Research Analyst, he was an investment officer for a family trust based in Monaco, researching investment opportunities primarily in Japan. From 2001 to 2004, he worked on the International Pension Fund Team at Nomura Asset Management in Tokyo, Japan. Kenichi received a B.A. in Law from Keio University in Japan and an M.B.A. from the University of California, Berkeley, and is fluent in Japanese. Kenichi has been a Portfolio Manager of the Matthews Japan Fund since 2010 and of the Matthews China Small Companies Fund since 2015.	Lead Manager Matthews Japan Fund Co-Manager Matthews China Small Companies Fund

SUNIL ASNANI
Sunil Asnani is a Portfolio Manager at Matthews. He manages the firm’s India Strategy and co-manages the Asia Innovators Strategy. Prior to joining the firm in 2008 as a Research Analyst, he was a Senior Associate in the Corporate Finance and Strategy practice for McKinsey & Company in New York. In 2006, Sunil earned his M.B.A. from the Wharton School of the University of Pennsylvania. From 1999 to 2004, he served in various capacities, including as Superintendent of Police, for the Indian Police Service in Trivandrum, India. Sunil received a Bachelor of Technology degree from the Indian Institute of Technology in Delhi, India. He is fluent in Sindhi, Hindi and Malayalam. Sunil has been a Portfolio Manager of the Matthews India Fund since 2010 and the Matthews Asia Innovators Fund since 2018.	Lead Manager Matthews India Fund Co-Manager Matthews Asia Innovators Fund

WINNIE CHWANG
Winnie Chwang is a Portfolio Manager at Matthews and co-manages the firm’s China and Asia ESG Strategies. She joined the firm in 2004 and has built her investment career at the firm. Winnie earned an M.B.A. from the Haas School of Business and received her B.A. in Economics with a minor in Business Administration from the University of California, Berkeley. She is fluent in Mandarin and conversational in Cantonese. Winnie has been a Portfolio Manager of the Matthews China Fund since 2014 and of the Matthews Asia ESG Fund since its inception in 2015.	Co-Manager Matthews China Fund Matthews Asia ESG Fund

RAHUL GUPTA
Rahul Gupta is a Portfolio Manager at Matthews and co-manages the firm’s Pacific Tiger Strategy. Prior to joining the firm in 2014, he spent almost a decade at Oaktree Capital Management as a Senior Vice President on the Emerging Market Long Short Equity Fund. In this role, he managed portfolios in the technology, industrial and health care industries. Rahul began his career in 1994 with Citibank, and as a Vice President was responsible for heading the development of new financial products. Rahul earned his M.B.A. from INSEAD in France and was also an exchange student at the Wharton School of the University of Pennsylvania. He received a Bachelor of Technology in Mechanical Engineering from the Indian Institute of Technology in New Delhi. He is fluent in Hindi. Rahul has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2015.	Co-Manager Matthews Pacific Tiger Fund

MANAGEMENT OF THE FUNDS	95

MICHAEL B. HAN, CFA
Michael Han is a Portfolio Manager at Matthews and co-manages the firm’s Korea and Asia Value Strategies. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was an Analyst at Luxor Capital Group, researching investment opportunities in Asian markets. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the Matthews Korea Fund since 2008 and of the Matthews Asia Value Fund since its inception in 2015.	Co-Manager Matthews Korea Fund Matthews Asia Value Fund

ROBERT HARVEY, CFA
Robert Harvey is a Portfolio Manager at Matthews and manages the firm’s Emerging Asia Strategy. Prior to joining Matthews in 2012, he was a Senior Portfolio Manager at PXP Vietnam Asset Management from 2009 to 2012, where he focused on Vietnamese equities. Previously, he was a Portfolio Manager on the Global Emerging Markets team at F&C Asset Management in London from 2003 to 2009. Robert started his investment career in 1994 as an Assistant Equity Portfolio Manager with the Standard Bank of South Africa’s asset management division. He received a Bachelor of Commerce in Accountancy and Commercial Law from Rhodes University in South Africa and a Bachelor of Accounting Science in Advanced Management Accounting, Taxation and Auditing at the University of South Africa. Robert has been a Portfolio Manager of the Matthews Emerging Asia Fund since its inception in 2013.	Lead Manager Matthews Emerging Asia Fund

TIFFANY HSIAO, CFA
Tiffany Hsiao is a Portfolio Manager at Matthews. She manages the firm’s China Small Companies Strategy and co-manages the Asia Small Companies and Asia Innovators Strategies. Prior to joining the firm in 2014, she was a Vice President and Research Analyst at Goldman Sachs Investment Partners in Hong Kong and Tokyo from 2007 to 2013. She was responsible for researching Asia Pacific investments, with an emphasis on equities in China. Previously, she spent six years at Franklin Templeton Investments, where she managed the firm’s global communications fund. Tiffany earned her Master of Science and Information Technology from Carnegie Mellon University and received a B.A. in Economics from the University of California, Berkeley. She is fluent in Mandarin and Taiwanese, and conversational in Cantonese. Tiffany has been a Portfolio Manager of the Matthews China Small Companies Fund since 2015, of the Matthews Asia Innovators Fund since 2018 and of the Matthews Asia Small Companies Fund since 2018.	Lead Manager Matthews China Small Companies Fund Co-Manager Matthews Asia Innovators Fund Matthews Asia Small Companies Fund

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews. He manages the firm’s Asia Growth and Emerging Asia Strategies, and co-manages the Japan Strategy. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Matthews Asia Growth Fund since 2007, of the Matthews Emerging Asia Fund since its inception in 2013 and of the Matthews Japan Fund since 2006.	Lead Manager Matthews Asia Growth Fund Matthews Emerging Asia Fund Co-Manager Matthews Japan Fund

S. JOYCE LI, CFA
S. Joyce Li is a Portfolio Manager at Matthews and co-manages the firm’s Asia Focus Strategy. Prior to joining the firm in 2016, she was a Portfolio Manager and Principal at Marvin & Palmer Associates, where she co-managed equity investments in the Asia Pacific markets between 2007 and 2016. Joyce started her investment career as a Senior Investment Associate at Wilmington Trust. Joyce received an M.B.A. with honors from the Wharton School of the University of Pennsylvania and a M.S. in Computer Science from the University of Virginia. She is fluent in Mandarin and Cantonese. Joyce has been a Portfolio Manager of the Matthews Asia Focus Fund since 2017.	Co-Manager Matthews Asia Focus Fund

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KENNETH LOWE, CFA
Kenneth Lowe is a Portfolio Manager at Matthews and manages the firm’s Asia Focus and Asian Growth and Income Strategies. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Matthews Asia Focus Fund since its inception in 2013 and of the Matthews Asian Growth and Income Fund since 2011.	Lead Manager Matthews Asia Focus Fund Matthews Asian Growth and Income Fund

ANDREW MATTOCK, CFA
Andrew Mattock is a Portfolio Manager at Matthews and manages the firm’s China Strategy. Prior to joining the firm in 2015, he was a Fund Manager at Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities. Andrew holds a Bachelor of Business majoring in Accounting from ACU. He began his career at PricewaterhouseCoopers and qualified as a Chartered Accountant. Andrew has been a Portfolio Manager of the Matthews China Fund since 2015.	Lead Manager Matthews China Fund

PEEYUSH MITTAL
Peeyush Mittal is a Portfolio Manager at Matthews and co-manages the firm’s India Strategy. Prior to joining the firm in 2015, he spent over three years at Franklin Templeton Asset Management India, most recently as a Senior Research Analyst. Previously, he was with Deutsche Asset & Wealth Management New York, from 2009 to 2011, researching U.S. and European stocks in the industrials and materials sectors. Peeyush began his career in 2003 with Scot Forge as an Industrial Engineer, and was responsible for implementing Lean Manufacturing systems on the production shop floor. Peeyush earned his M.B.A from The University of Chicago Booth School of Business. He received a Master of Science in Industrial Engineering from The Ohio State University and received a Bachelor of Technology in Metallurgical Engineering from The Indian Institute of Technology Madras. He is fluent in Hindi. Peeyush has been a Portfolio Manager of the Matthews India Fund since 2018.	Co-Manager Matthews India Fund

MICHAEL J. OH, CFA
Michael Oh is a Portfolio Manager at Matthews. He manages the firm’s Asia Innovators and Korea Strategies. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Matthews Korea Fund since 2007 and of the Matthews Asia Innovators Fund since 2006.	Lead Manager Matthews Korea Fund Matthews Asia Innovators Fund

SHARAT SHROFF, CFA
Sharat Shroff is a Portfolio Manager at Matthews and manages the firm’s Pacific Tiger Strategy and co-manages the India and Asia Growth Strategies. Prior to joining Matthews in 2005 as a Research Analyst, Sharat worked in the San Francisco and Hong Kong offices of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2008, of the Matthews Asia Growth Fund since 2007 and of the Matthews India Fund since 2006.	Lead Manager Matthews Pacific Tiger Fund Co-Manager Matthews Asia Growth Fund Matthews India Fund

LYDIA SO, CFA
Lydia So is a Portfolio Manager at Matthews and manages the firm’s Asia Small Companies Strategy. Prior to joining Matthews in 2004 as a Research Associate, Lydia was a Portfolio Associate at RCM Capital Management. She started her investment career at Kochis Fitz Wealth Management. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the Matthews Asia Small Companies Fund since its inception in 2008.	Lead Manager Matthews Asia Small Companies Fund

MANAGEMENT OF THE FUNDS	97

VIVEK TANNEERU
Vivek Tanneeru is a Portfolio Manager at Matthews and manages the firm’s Asia ESG Strategy, and co-manages the Asia Dividend Strategy. Prior to joining Matthews in 2011, Vivek was an Investment Manager on the Global Emerging Markets team of Pictet Asset Management in London. While at Pictet, he also worked on the firm’s Global Equities team, managing Japan and Asia ex Japan markets. Before earning his M.B.A. from the London Business School in 2006, Vivek was a Business Systems Officer at The World Bank and served as a Consultant at Arthur Andersen Business Consulting and Citicorp Infotech Industries. He interned at Generation Investment Management while studying for his M.B.A. Vivek received his Master’s in Finance from the Birla Institute on Technology & Science in India. He is fluent in Hindi and Telugu. Vivek has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015 and of the Matthews Asia Dividend Fund since 2014.	Lead Manager Matthews Asia ESG Fund Co-Manager Matthews Asia Dividend Fund

HENRY ZHANG, CFA
Henry Zhang is a Portfolio Manager at Matthews and co-manages the firm’s China Strategy. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years. Before moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. He is fluent in Mandarin. Henry has been a Portfolio Manager of the Matthews China Fund since 2010.	Co-Manager Matthews China Fund

SHERWOOD ZHANG, CFA
Sherwood Zhang is a Portfolio Manager at Matthews. He manages the firm’s China Dividend Strategy and co-manages the Asia Dividend and Asia ex Japan Dividend Strategies. Prior to joining Matthews in 2011, Sherwood was an analyst at Passport Capital from 2007 to 2010, where he focused on such industries as property and basic materials in China as well as consumer-related sectors. Before earning his M.B.A. in 2007, Sherwood served as a Senior Treasury Officer for Hang Seng Bank in Shanghai and Hong Kong, and worked as a Foreign Exchange Trader at Shanghai Pudong Development Bank in Shanghai. He received his M.B.A. from the University of Maryland and his Bachelor of Economics in Finance from Shanghai University. Sherwood is fluent in Mandarin and speaks conversational Cantonese. Sherwood has been a Portfolio Manager of the Matthews China Dividend Fund since 2014 and of the Matthews Asia Dividend Fund since 2018.	Lead Manager Matthews China Dividend Fund Co-Manager Matthews Asia Dividend Fund

YU ZHANG, CFA
Yu Zhang is a Portfolio Manager at Matthews. He manages the firm’s Asia Dividend Strategy and Asia ex Japan Dividend Strategies, and co-manages the China Dividend Strategy. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningbo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011 and of the Matthews China Dividend Fund since 2012.	Lead Manager Matthews Asia Dividend Fund Co-Manager Matthews China Dividend Fund

BEINI ZHOU, CFA
Beini Zhou is a Portfolio Manager at Matthews and manages the firm’s Asia Value Strategy, and co-manages the Asia Small Companies Strategy. Prior to joining Matthews in 2013, he was a Research Analyst with Artisan Partners on the Global Value Team, responsible for covering pan-Asia stocks across all industries. Before joining Artisan in 2005, Beini spent three years as a senior product analyst at Oracle Corp. He received an M.S. in Computer Science from the University of California, Berkeley and a B.A. in Applied Mathematics from Harvard College. He is fluent in Mandarin. Beini has been a Portfolio Manager of the Matthews Asia Value Fund since its inception in 2015 and of the Matthews Asia Small Companies Fund since 2014.	Lead Manager Matthews Asia Value Fund Co-Manager Matthews Asia Small Companies Fund

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

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Investing in the Matthews Asia Funds

Pricing of Fund Shares

The price at which the Funds’ Investor Class shares are bought or sold is called the net asset value per share, or NAV. The NAV is computed once daily as of the close of regular trading on the NYSE, generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV of the Investor Class of a Fund is computed by adding the value of all securities and other assets of the Fund attributable to the Investor Class, deducting any liabilities of the Fund attributable to the Investor Class, and dividing by the total number of outstanding Investor Class shares of the Fund. A Fund’s Investor Class expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security.

In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Trust. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. The Funds generally fair value their securities daily to avoid, among other things, the use of stale prices. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asia Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed, and the NAVs are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Indian securities in the Funds may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. The Funds accrue for this potential expense, which reduces their net asset values. For further information regarding this tax, please see page 107.

Purchasing Shares

The Funds are open for business each day the NYSE is open. You may purchase Investor Class shares directly from the Funds by mail, by telephone, online or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

INVESTING IN THE MATTHEWS ASIA FUNDS	99

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds offer Individual Retirement Accounts (IRAs). Applications for IRAs may be obtained by calling 800.789.ASIA (2742) or by visiting matthewsasia.com.

Traditional IRA

A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA

A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA

A Roth IRA is an IRA with non- deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

OTHER ACCOUNTS

Coverdell Education Savings Account

Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non- deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800.789.ASIA (2742) to speak with a Fund representative or visit matthewsasia.com.

You may purchase Investor Class shares of the Funds directly through the Funds’ transfer agent by calling 800.789.ASIA (2742). Investor Class shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Funds’ transfer agent or a Third-Party Intermediary, you will receive the NAV calculated after receipt of the order by them on any day the NYSE is open. A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 106.

You may purchase Investor Class shares of the Funds by mail, telephone, online or wire. New accounts may be opened online or by mailing a completed application. Please see Opening an Account on page 101, and Telephone and Online Transactions on page 103. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

MINIMUM INVESTMENTS IN THE INVESTOR CLASS SHARES OF THE FUNDS

(U.S. RESIDENTS*)

Non-retirement plan accounts
Initial investment:	$2,500
Subsequent investments:	$100
Retirement and Coverdell plan accounts**
Initial investment:	$500
Subsequent investments:	$50

* Generally, non-U.S. residents may not invest in the Funds. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

** Retirement plan accounts include IRAs and 401(k) plans. Speak with a Fund representative for information about the retirement plans available.

The minimum investment requirements do not apply to Trustees, officers and employees of the Funds and Matthews, and their immediate family members.

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OPENING AN ACCOUNT (Initial Investment)

By Mail

You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your check payable to Matthews Asia Funds and a completed application to:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

Online	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire

To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures outlined on page 109.

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing Investor Class shareholders may purchase additional Investor Class shares for all authorized accounts through the methods described below.

By Mail	Please send your check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

Online	As a first time user, you will need your Fund account number and your Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Via Automatic Investment Plan

You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire

Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds. Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

INVESTING IN THE MATTHEWS ASIA FUNDS	101

Who Can Invest in a Closed Fund?

The Matthews Japan Fund has limited sales of its shares starting on August 1, 2016 (the “Closed Fund”) because Matthews and the Trustees believe continued unlimited sales may adversely affect the Closed Fund’s ability to achieve its investment objective.

If you were a shareholder of the Closed Fund when it closed and your account remains open, you may make additional investments in the Closed Fund, reinvest any dividends or capital gains distributions in that account or open additional accounts in the Closed Fund under the same primary Social Security Number. To establish a new account in the Closed Fund, you must provide written proof of your existing account (e.g., a copy of the account statement) to the Closed Fund. A request to open a new account in the Closed Fund will not be deemed to be “in good order” until you provide sufficient written proof of existing ownership of the Closed Fund to the Closed Fund or its representative.

In addition, the following categories of investors may continue to invest in the Closed Fund:

T	Financial advisors with existing clients in the Closed Fund

T	Retirement plans or platforms with participants that currently invest in the Closed Fund

T	Model-based and discretionary programs with existing accounts in the Closed Fund

T	Trustees, officers and employees of the Funds and Matthews, and their family members

Please note that some intermediaries may not be able to operationally accommodate additional investments in a Closed Fund. The Board of Trustees reserves the right to close a Fund to new investments at any time (including further restrictions on one or more of the above categories of investors) or to re-open a Closed Fund to all investors at any future date. If you have any questions about whether you are able to purchase shares of a Closed Fund, please call 800-789-ASIA (2742).

Exchanging Shares

You may exchange your Investor Class shares of one Matthews Asia Fund for Investor Class shares of another Matthews Asia Fund. If you exchange your shares, minimum investment requirements and any applicable redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions on page 103 or call 800.789.ASIA (2742) for more information. Because excessive exchanges can harm a Matthews Asia Fund’s performance, the exchange privilege may be terminated if the Matthews Asia Funds believe it is in the best interest of all shareholders to do so.

The Matthews Asia Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Matthews Asia Funds, the Matthews Asia Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares. An exchange is treated as a taxable event on which gain or loss may be recognized.

Selling (Redeeming) Shares

You may redeem shares of a Fund on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for a period of not more than seven days unless otherwise permitted by applicable law.

If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds

SELLING (REDEEMING) SHARES

By Mail	Send a letter to the Funds via:

	Regular Mail: Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Overnight Mail: Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

T  Your written request is for an amount over $100,000; or

T  A change of address was received by the Funds’ transfer agent within the last 30 days; or

T  The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

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SELLING (REDEEMING) SHARES (continued)

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

By Wire

If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online	As a first time user, you will need your Fund account number and your Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Matthews Asia Funds, the Matthews Asia Funds reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information.

Telephone and Online Transactions

Investors can establish new accounts online via matthewsasia.com by selecting Open an Account and following the instructions. Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with a Fund by calling 800.789.ASIA (2742), or through an online order at the Funds’ website at matthewsasia.com. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds, and in such event, you may still purchase or redeem shares of the Funds using a method other than telephone or online. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

Market Timing Activities and Redemption Fees

The Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”). The Funds also can be the targets of market timers if they invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

INVESTING IN THE MATTHEWS ASIA FUNDS	103

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. Currently, a 2.00% redemption fee will be assessed on the sale or exchange of shares of the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund (collectively, the “Covered Funds”) within 90 days after the date an investor purchases shares of the Covered Funds. The imposition of redemption fees pursuant to the Funds’ Short-Term Trading Redemption Fee Policy for the Covered Funds may also assist the Covered Funds in discouraging market timing activity.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers

The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Matthews Asia Funds’ shares being terminated or restricted independently of the Matthews Asia Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Redemption Fees

All Funds except for the Covered Funds do not impose a redemption fee. The Covered Funds, which have higher weightings in small-cap securities, continue to impose a redemption fee of 2.00% of the total redemption proceeds for most sales and exchanges of shares of the Covered Funds taking place within 90 calendar days after purchase of shares of the Covered Funds. The redemption fee is imposed to discourage short-term buying and selling of shares of the Covered Funds, which can disrupt the management of the Covered Funds’ investment portfolios and may have detrimental effects on the Covered Funds and other shareholders, and to allocate the costs the Covered Funds incur as a result of short-term trading and market timing. This fee is payable directly to the Covered Funds.

To determine whether the redemption fee applies, the Covered Funds do not count the day that you purchased your

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shares, and first redeem the shares that you have held the longest. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar day holding period will be applied.

In addition, following an exchange, the 90-calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800.789.ASIA (2742).

The Covered Funds may grant exemptions from the redemption fee where the Covered Funds have previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Covered Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Covered Funds, in their discretion, believe it is appropriate in the circumstances.

The Covered Funds attempt to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing. In the event that the Covered Funds believe they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Covered Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Funds reserve the right to modify or eliminate the redemption fee policies at any time, without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind and Funding Redemptions

The Funds generally pay redemption proceeds in cash. The Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. In some circumstances, it may be necessary for a Fund to borrow in order to pay redemption proceeds. The Funds may use these methods during both normal and stressed market conditions. With respect to borrowings, the Trust has in place a committed line of credit that Matthews, as the investment adviser, and the Board consider to be adequate to address the liquidity needs of the Funds. The adequacy of that credit line is assessed on at least an annual basis.

During conditions that make the payment of cash unwise and/or in order to protect the interests of a Fund’s remaining shareholders, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” The Funds may redeem shares in kind during both normal and stressed market conditions. Generally, in-kind redemptions will be effected through a pro rata distribution of the Fund’s portfolio securities. Note that if you receive securities as part of your redemption proceeds, you will bear any market risks associated with investments in these securities, and you will incur transaction charges if you sell the securities to convert them to cash.

After the Funds have received your redemption request and all proper documents, payment for shares tendered will generally be made within (i) one to three business days for redemptions made by wire, and (ii) three to five business days for ACH redemptions. Redemption payments by check will generally be issued on the business day following the redemption date; however, your actual receipt of the check will be subject to postal delivery schedules and timing. If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared, which may take up to 15 calendar days after we receive your check. It may take up to several weeks for the initial portion of the in-kind securities to be delivered to you, and substantially longer periods for the remainder of the in-kind securities to be delivered to you, in payment of your redemption in kind.

Medallion Signature Guarantees

The Funds require a medallion signature guarantee on any written redemption of the Investor Class shares over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available on the Matthews Asia Funds website at matthewsasia.com.

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Minimum Size of an Account

The Funds reserve the right to redeem small Investor Class accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related recordkeeping and administrative services. For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Funds under an agreement between the Trust, on behalf of the Funds, and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Rule 12b-1 Plan

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Funds’ assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in case the Board decides to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders. If the Plan were re-activated, the fee would be up to 0.25% for each of the Investor Class and Institutional Class, respectively.

Distributions

All of the Funds except the Matthews Asia Dividend Fund, Matthews China Dividend Fund and the Matthews Asian Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Dividend Fund generally distributes net investment income quarterly in March, June, September and December. The Matthews China Dividend Fund and Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

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Taxes

This section summarizes certain income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the tax effects to you of an investment in the Funds based on your individual tax situation. The tax consequences of an investment in the Funds depend on the type of account that you have and your particular tax circumstances. Distributions are subject to federal income tax and may also be subject to state and local income taxes. The Funds intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Funds hold their assets). Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a taxable event, which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long a Fund has held specific securities.

You must have an accurate Social Security Number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other Internal Revenue Service (“IRS”) forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

You should read the tax information in the Statement of Additional information, which supplements the information above and is a part of this prospectus. The Funds do not expect to request an opinion of counsel or rulings from the IRS regarding their tax status or the tax consequences to investors in the Funds.

Cost Basis Reporting

As part of the Emergency Economic Stabilization Act of 2008, Matthews Asia Funds is responsible for tracking and reporting cost basis information to the IRS on the sale or exchange of shares acquired on or after January 1, 2012 (“Covered Shares”). Cost basis is the cost of the shares you purchased, including reinvested dividends and capital gains distributions. Where applicable, the cost is adjusted for sales charges or transaction fees. When you sell Covered Shares in a taxable account, the cost basis accounting method you choose determines how your gain or loss is calculated. Matthews’ default cost basis accounting method is Average Cost. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method by notifying the Funds’ transfer agent in writing or by phone at 800.789.ASIA (2742), Monday through Friday, 9:00 AM to 7:00 PM ET. When you redeem Covered Shares from your account, we will calculate the cost basis on those shares according to your cost basis method election. Again, please consult your tax professional to determine which method should be considered for your individual tax situation.

INVESTING IN THE MATTHEWS ASIA FUNDS	107

Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by a Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The MSCI All Country Asia ex Japan Index is a free float-adjusted market capitalization-weighted index of the stock markets of China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI All Country Asia Pacific Index is a free float-adjusted market capitalization-weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI China Index is a free float-adjusted market capitalization-weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P Chips and foreign listings (e.g. ADRs).

The MSCI Emerging Markets (EM) Asia Index is a free float-adjusted market capitalization weighted index of the stock markets of China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Taiwan and Thailand.

The S&P Bombay Stock Exchange 100 (S&P BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks listed on the Bombay Stock Exchange.

The MSCI Japan Index is a free float-adjusted market capitalization-weighted index of Japanese equities listed in Japan.

The Korea Composite Stock Price Index (KOSPI) is a market capitalization-weighted index of all common stocks listed on the Korea Stock Exchange.

The MSCI All Country Asia ex Japan Small Cap Index is a free float-adjusted market capitalization-weighted small cap index of the stock markets of China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Taiwan and Thailand.

The MSCI China Small Cap Index is a free float-adjusted market capitalization-weighted small cap index of the Chinese equity securities markets, including H shares listed on the Hong Kong exchange, B shares listed on the Shanghai and Shenzhen exchanges, and Hong Kong-listed securities known as Red Chips (issued by entities owned by national or local governments in China) and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China).

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General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement below.

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

Investment Advisor

Matthews International Capital Management, LLC

800.789.ASIA (2742)

Account Services

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Custodian

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

Shareholder Service Representatives are available

from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about

Matthews Asia Funds:

matthewsasia.com

800.789.ASIA (2742)

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

GENERAL INFORMATION	109

Shareholder Reports

Additional information about the Funds’ investments is available in the Funds’ annual reports (audited by independent accountants) and semi-annual reports. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and annual and semi-annual reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus and annual and semi-annual reports, free of charge, on the Funds’ website at matthewsasia.com. The Funds’ current prospectus and annual and semi-annual reports are also available to you, without charge, upon request.

Statement of Additional Information (SAI)

The SAI, which is incorporated into this prospectus by reference and dated April 30, 2018, is available to you, without charge, upon request or through the Funds’ website at matthewsasia.com. It contains additional information about the Funds.

HOW TO OBTAIN ADDITIONAL INFORMATION

Contacting Matthews Asia Funds

You can obtain free copies of the publications described above by visiting the Funds’ website at matthewsasia.com. To request the SAI, the Funds’ annual and semi-annual reports and other information about the Funds or to make shareholder inquiries, contact the Funds at:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Obtaining Information from the SEC	Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-08510

Distributed in the United States by Foreside Funds Distributors LLC

Distributed in Latin America by HMC Partners

P.O. Box 9791  |  Providence, RI 02940  |   matthewsasia.com  |  800.789.ASIA (2742)

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